EF MORTGAGE DEPOSITOR II LLC ABS-15G

Exhibit 99.7

Rating Agency Grades: 1/20/21

Loan Information		Initial Credit Grades				Initial Compliance Grades				Initial Property Grades				Initial Overall Grades				Final Credit Grades				Final Compliance Grades				Final Property Grades				Final Overall Grades
Loan Number	Note Original Balance	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P
593405	[REDACTED]	C	C	C	CC	A	A	A	RA	A	A	A	VA	C	C	C	C	B	B	B	CB	A	A	A	RA	A	A	A	VA	B	B	B	B
593408	[REDACTED]	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A
593422	[REDACTED]	C	C	C	CC	C	C	C	RC	A	A	A	VA	C	C	C	C	B	B	B	CB	A	A	A	RA	A	A	A	VA	B	B	B	B